UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-10171



Name of Fund: Master Senior Floating Rate LLC



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, Master Senior Floating Rate LLC, 800 Scudders Mill Road, Plainsboro,

NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011



Registrant's telephone number, including area code: Date of fiscal year end:

08/31 Date of reporting period: 07/01/2007 -- 06/30/2008 Item 1 -- Proxy Voting

Record -- Attached hereto.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Master Senior Floating Rate LLC



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of Master Senior Floating Rate LLC



Date: August 25, 2008



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10171
Reporting Period: 07/01/2007 - 06/30/2008
Master Senior Floating Rate LLC









======================= MASTER SENIOR FLOATING RATE LLC ========================


GEO SPECIALTY CHEMICALS INC.

Ticker:       GSCQ           Security ID:  37246R205
Meeting Date: NOV 15, 2007   Meeting Type: Annual
Record Date:  OCT 4, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Director David L. Eaton             For       For        Management
2     Elect Director Charles Macaluso           For       For        Management
3     Elect Director Bradley E. Scher           For       For        Management
4     Elect Director Kenneth A. Ghazey          For       For        Management
5     Increase in the Authorized Share Capital  None      For        Management
      from 6 Million Shares to 120 Million
      Shares

========== END NPX REPORT